Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary Of Rig Sales and Income From Discontinued Operations
We sold the following rigs during the three-year period ended December 31, 2013 (in millions):

Rig	Date of Rig Sale	Segment(1)	Net Proceeds	Net Book Value(2)	Pre-tax (Loss)/Gain(3)
Pride Pennsylvania	March 2013	Jackups	$15.5	$15.7	$(.2)
ENSCO 5003	December 2012	Floaters	68.2	89.4	(21.2)
Pride Hawaii	October 2012	Jackups	18.8	16.8	2.0
ENSCO I	September 2012	Other	4.5	12.3	(7.8)
ENSCO 61	June 2012	Jackups	31.7	19.6	12.1
ENSCO 59	May 2012	Jackups	22.8	21.9	.9
ENSCO 95	June 2011	Jackups	41.5	28.8	12.7
			$203.0	$204.5	$(1.5)
(1) The rigs' operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2013 and were previously included within the operating segment noted in the above table.
(2) Includes the rig's net book value as well as inventory and other assets on the date of the sale.
(3) The pre-tax (loss)/gain was included in loss from discontinued operations, net in our consolidated statement of income in the year of sale. Income tax expense of $900,000 and $10.9 million was recognized in connection with the sale of assets during the years ended December 31, 2013 and December 31, 2011, respectively. There was no net income tax expense recognized in connection with the sale of assets during the year ended December 31, 2012.
The following table summarizes (loss) income from discontinued operations for each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
Revenues	$399.9	$438.2	$243.5
Operating expenses	412.6	406.9	258.7
Operating (loss) income	(12.7)	31.3	(15.2)
Other income	.3	1.3	.2
Income tax (expense) benefit	(10.6)	1.0	(8.6)
(Loss) gain on disposal of discontinued operations, net	(1.1)	(16.5)	1.8
(Loss) income from discontinued operations	$(24.1)	$17.1	$(21.8)